Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Consolidated Assets and Liabilities Information and Consolidated Operating Results and Cash Flows Information of the Group's VIE and VIE's Subsidiaries

The following consolidated assets and liabilities information of the Group’s VIE and VIE’s subsidiaries as of December 31, 2024 and June 30, 2025, and consolidated operating results and cash flows information for the periods ended June 30, 2024 and 2025, have been included in the accompanying Unaudited Interim Condensed Consolidated Financial Statements:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Cash and cash equivalents	4,493	11,248
Restricted cash	9,928	6,409
Accounts receivable, net	176,529	156,735
Amount due from related parties (Note (i))	318,792	315,866
Prepayments and other current assets	81,239	78,477
Inventories	5,380	5,064
Total current assets	596,361	573,799
Property, plant and equipment, net	8,115	10,131
Intangible assets, net	—	168
Right-of-use assets	785	324
Equity method investments, net	159,658	159,658
Long-term equity investment, net	2,000	13,000
Total non-current assets	170,558	183,281
Total assets	766,919	757,080
Accounts payable	98,175	94,741
Customers’ refundable fees	14,433	18,839
Amounts due to related parties (Note (i))	1,717,400	1,715,759
Accrued expenses and other payables	69,174	76,147
Income tax payables	11	6
Lease liabilities	671	324
Total current liabilities	1,899,864	1,905,816
Non-current liabilities
Income tax payables	20,746	20,427
Lease liabilities	130	—
Long-term loans from a related party excluding current installments (Note (ii))	25,000	—
Total non-current liabilities	45,876	20,427
Total liabilities	1,945,740	1,926,243

(i)	Amounts due from and to related parties include the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.

(ii)	Long-term loans from a related party represents entrusted loans with maturities from 3 to 5 years at annual interest rates from 0.2% to 0.5% from Fangdd Information via Bank of China and Bank of Beijing, which are eliminated upon consolidation and were fully repaid by the end of June, 30, 2025.
	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Total revenue	131,080	182,285
Net income	201,796	8,403
Net cash provided by operating activities	866,981	25,045
Net cash (used in)/provided by investing activities	(1,852)	3,192
Net cash used in financing activities	(878,000)	(25,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	(1)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(12,871)	3,236
Cash, cash equivalents and restricted cash at the beginning of the period	45,082	14,421
Cash, cash equivalents and restricted cash at the end of the period	32,211	17,657